SEGMENT INFORMATION - SCHEDULE OF RECONCILIATION OF SEGMENT ASSETS TO TOTAL ASSETS (Details) - USD ($)	Dec. 31, 2016	Oct. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item
Segment Assets	$ 2,366,370,000		$ 2,502,499,000
Goodwill	1,924,052,000		2,245,364,000	$ 1,754,926,000
Indefinite-Lived Intangible Assets	320,645,000		380,137,000
Definite-Lived Intangible Assets	34,806,000		60,691,000
TOTAL ASSETS	4,645,873,000		5,188,691,000
Match Group
Segment Reporting, Asset Reconciling Item
Goodwill	1,206,538,000		1,218,607,000	715,733,000
HomeAdvisor
Segment Reporting, Asset Reconciling Item
Goodwill	170,611,000		150,251,000	151,321,000
Video
Segment Reporting, Asset Reconciling Item
Goodwill	25,239,000		15,590,000	15,590,000
Applications
Segment Reporting, Asset Reconciling Item
Goodwill	447,242,000		447,242,000	0
Publishing
Segment Reporting, Asset Reconciling Item
Goodwill	0		277,192,000	0
Other
Segment Reporting, Asset Reconciling Item
Goodwill	74,422,000		136,482,000	$ 97,460,000
Operating Segments | Match Group
Segment Reporting, Asset Reconciling Item
Segment Assets	487,790,000		300,509,000
Goodwill	1,206,538,000		1,218,607,000
Indefinite-Lived Intangible Assets	214,461,000		219,797,000
Definite-Lived Intangible Assets	3,221,000		19,026,000
TOTAL ASSETS	1,912,010,000		1,757,939,000
Operating Segments | HomeAdvisor
Segment Reporting, Asset Reconciling Item
Segment Assets	97,751,000		32,116,000
Goodwill	170,611,000		150,251,000
Indefinite-Lived Intangible Assets	4,884,000		600,000
Definite-Lived Intangible Assets	5,908,000		5,727,000
TOTAL ASSETS	279,154,000		188,694,000
Operating Segments | Video
Segment Reporting, Asset Reconciling Item
Segment Assets	230,269,000		90,671,000
Goodwill	25,239,000		15,590,000
Indefinite-Lived Intangible Assets	1,800,000		1,800,000
Definite-Lived Intangible Assets	4,167,000		3,343,000
TOTAL ASSETS	261,475,000		111,404,000
Operating Segments | Applications
Segment Reporting, Asset Reconciling Item
Segment Assets	109,019,000		108,997,000
Goodwill	447,242,000		447,242,000
Indefinite-Lived Intangible Assets	60,600,000		60,600,000
Definite-Lived Intangible Assets	2,481,000		7,964,000
TOTAL ASSETS	619,342,000		624,803,000
Operating Segments | Publishing
Segment Reporting, Asset Reconciling Item
Segment Assets	409,838,000		391,450,000
Goodwill	0	$ 0	277,192,000
Indefinite-Lived Intangible Assets	15,000,000		59,805,000
Definite-Lived Intangible Assets	11,441,000		7,849,000
TOTAL ASSETS	436,279,000		736,296,000
Operating Segments | Other
Segment Reporting, Asset Reconciling Item
Segment Assets	22,146,000		94,777,000
Goodwill	74,422,000		136,482,000
Indefinite-Lived Intangible Assets	23,900,000		37,535,000
Definite-Lived Intangible Assets	7,588,000		16,782,000
TOTAL ASSETS	128,056,000		285,576,000
Corporate
Segment Reporting, Asset Reconciling Item
Segment Assets	1,009,557,000		1,483,979,000
Goodwill	0		0
Indefinite-Lived Intangible Assets	0		0
Definite-Lived Intangible Assets	0		0
TOTAL ASSETS	$ 1,009,557,000		$ 1,483,979,000